Fair Values of Credit Substitutes (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2019 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Pass	₨ 272,886.8		₨ 324,031.5	$ 3,945.8
Impaired-gross balance	0.0		0.0	0.0
Less: amounts provided for other than temporary impairments	0.0	$ 0.0	0.0
Impaired credit substitutes, net	0.0		0.0	0.0
Total credit substitutes, net	₨ 272,886.8		₨ 324,031.5	$ 3,945.8